Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2024
Registrant Name	dei_EntityRegistrantName	STATE STREET INSTITUTIONAL FUNDS
CIK	dei_EntityCentralIndexKey	0001040061
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 24, 2025
Document Effective Date	dei_DocumentEffectiveDate	Jan. 31, 2025
Prospectus Date	rr_ProspectusDate	Jan. 31, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
State Street Institutional Small-Cap Equity Fund | Investment Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIVIX
State Street Institutional Small-Cap Equity Fund | Service Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSQSX
State Street Institutional US Equity Fund | Investment Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SUSIX
State Street Institutional US Equity Fund | Service Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SUSSX